SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Office furniture and equipment	20%
Computer equipment	45%
Vehicle	30%
Leasehold improvements	term of lease